KANSAS MUNICIPAL FUND

Schedule of Investments – October 31, 2024 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (99.5%)

Education (10.8%)
KANSAS DEV FIN AUTH F 4.000% 04/01/2045 Callable @ 100.000 04/01/2032	1,000,000	$956,930
KANSAS DEV FIN AUTH F 4.000% 04/01/2046 Callable @ 100.000 04/01/2032	1,000,000	951,950
KANSAS DEV FIN AUTH F 4.000% 04/01/2047 Callable @ 100.000 04/01/2032	1,000,000	947,300
KANSAS DEV FIN AUTH 3.000% 10/01/2044 Callable @ 100.000 10/01/2027	500,000	390,000
KS DEV FIN AUTH 4.000% 07/01/2033 Callable @ 100.000 07/01/2031	1,000,000	1,003,430
KS DEV FIN AUTH 4.000% 07/01/2036 Callable @ 100.000 07/01/2031	2,000,000	1,979,040
		6,228,650
General Obligation (51.1%)
ATCHISON USD#409 REF 5.000% 09/01/2042 Callable @ 100.000 09/01/2031	610,000	650,748
BEL AIRE A 4.000% 11/01/2036 Callable @ 100.000 11/01/2031	285,000	292,706
BELLE PLAINE TEMP NTS 4.000% 09/01/2027 Callable @ 100.000 09/01/2025	500,000	500,060
BONNER SPRINGS A REF 3.000% 09/01/2044 Callable @ 100.000 09/01/2028	1,060,000	847,979
BUTLER CO UNIF SD#205 5.250% 09/01/2042 Callable @ 100.000 09/01/2032	1,520,000	1,664,050
COWLEY CO UNIF SD#465 5.000% 09/01/2038 Callable @ 100.000 09/01/2033	200,000	218,770
COWLEY CO UNIF SD#465 5.000% 09/01/2048 Callable @ 100.000 09/01/2033	500,000	537,000
DOUGLAS CO UNIF #348 5.000% 09/01/2044 Callable @ 100.000 09/01/2031	400,000	419,296
DOUGLAS USD#491 A REF 5.000% 09/01/2042 Callable @ 100.000 09/01/2032	1,000,000	1,067,540
EDGERTON A 4.000% 08/01/2037 Callable @ 100.000 08/01/2031	300,000	309,525
EMPORIA 4.000% 09/01/2038 Callable @ 100.000 09/01/2032	500,000	514,495
GARDEN CTY 5.000% 11/01/2029	500,000	550,495
GODDARD B REF 4.000% 10/01/2041 Callable @ 100.000 10/01/2032	335,000	328,417
GODDARD B REF 4.000% 10/01/2045 Callable @ 100.000 10/01/2032	365,000	344,472
GOVE CO USD #293 4.000% 09/01/2041 Callable @ 100.000 09/01/2030	655,000	656,487
GOVE CO USD #293 4.000% 09/01/2043 Callable @ 100.000 09/01/2030	250,000	246,995
HARVEY CO USD#440 REF 5.000% 09/01/2049 Callable @ 100.000 09/01/2031	1,000,000	1,048,140
HARVEY CO UNIF SD#460 5.000% 09/01/2031	410,000	455,883
HAYSVILLE 4.250% 10/01/2025	500,000	498,875
JEFFERSON CNTY343 REF 5.500% 09/01/2038 Callable @ 100.000 09/01/2030	265,000	287,467
JEFFERSON CNTY343 REF 5.500% 09/01/2043 Callable @ 100.000 09/01/2030	1,000,000	1,068,620
*JEFFERSON CNTY343 REF 5.500% 09/01/2048 Callable @ 100.000 09/01/2030	1,000,000	1,074,240
JOHNSON ETC SD #230 A 5.000% 09/01/2039 Callable @ 100.000 09/01/2027	2,000,000	2,122,360
LEAVENWORTH USD #453 4.000% 09/01/2037 Callable @ 100.000 09/01/2026	650,000	654,641
LEAVENWORTH USD #458 5.000% 09/01/2049 Callable @ 100.000 09/01/2031	1,000,000	1,044,510
MAIZE KS SER A 4.000% 10/01/2044 Callable @ 100.000 10/01/2031	1,030,000	1,008,463
MAIZE KS SER A 4.000% 10/01/2045 Callable @ 100.000 10/01/2031	1,075,000	1,037,343
MANHATTAN A REF 4.000% 11/01/2044 Callable @ 100.000 11/01/2034	880,000	858,651
MIAMI USD #368 UNREF 5.000% 09/01/2027	10,000	10,002
PRAIRIE VLG KS 4.000% 09/01/2040 Callable @ 100.000 09/01/2027	795,000	795,668
PRAIRIE VLG KS 3.000% 09/01/2049 Callable @ 100.000 09/01/2027	1,500,000	1,207,395
PRATT CO UNIF SD REF 5.000% 09/01/2038 Callable @ 100.000 09/01/2033	500,000	552,865
PRATT CO UNIF SD REF 5.000% 09/01/2042 Callable @ 100.000 09/01/2033	1,035,000	1,120,388
#RAWLINS CO USD #105 4.000% 09/01/2045 Callable @ 100.000 09/01/2031	1,000,000	978,010
RILEY CO SD #383 A 4.000% 09/01/2039 Callable @ 100.000 09/01/2027	1,000,000	1,005,500
SALINA AIRPORT AUTH 4.000% 09/01/2040 Callable @ 100.000 09/01/2032	500,000	500,080
SALINA AIRPORT AUTH 4.000% 09/01/2043 Callable @ 100.000 09/01/2032	265,000	261,473
SEDGWICK CO USD #262 4.500% 09/01/2044 Callable @ 100.000 09/01/2031	650,000	652,613
SHAWNEE CO UNI SD#372 5.500% 09/01/2043 Callable @ 100.000 09/01/2030	650,000	697,729
SHAWNEE CO UNI SD#372 5.500% 09/01/2048 Callable @ 100.000 09/01/2030	780,000	829,577
S HUTCHINSON 4.000% 10/01/2038 Callable @ 100.000 10/01/2025	355,000	356,495
WICHITA SER 790A 4.750% 09/01/2027	180,000	180,126
		29,456,149
Health Care (8.9%)
ASHLAND PUB BLDG 5.000% 09/01/2030	1,020,000	1,011,616
ASHLAND PUB BLDG 5.000% 09/01/2035	500,000	500,085
COLBY REV 5.500% 07/01/2026 Callable @ 100.000 01/01/2026	750,000	752,460
LAWRENCE HOSP A 5.000% 07/01/2043 Callable @ 100.000 07/01/2028	1,000,000	1,013,630
UNIV KS HOSP REF IMPT 5.000% 09/01/2035 Callable @ 100.000 09/01/2025	500,000	502,705
UNIV KS HOSP AUTH A 4.000% 09/01/2048 Callable @ 100.000 03/01/2029	1,000,000	926,380
UNIV OF KS HOSP AUTH 3.000% 03/01/2041 Callable @ 100.000 03/01/2030	500,000	402,805
		5,109,681
Housing (4.6%)
KANSAS DEV AUTH J 1 4.170% 11/01/2041	1,443,000	1,439,638
SHAWNEE CO A REV 4.700% 07/01/2044 Callable @ 100.000 07/01/2033	700,000	702,254
SHAWNEE CO A REV 5.000% 07/01/2049 Callable @ 100.000 07/01/2033	500,000	507,935
		2,649,827
Other Revenue (7.9%)
BOURBON CO UNIF COPS 4.000% 09/01/2035 Callable @ 100.000 09/01/2033	355,000	358,536
*DICKINSON CO PUB BLDG 4.000% 08/01/2038 Callable @ 100.000 08/01/2028	750,000	751,837
MANHATTAN REV A 5.000% 12/01/2026	150,000	150,075
MANHATTAN 4.500% 12/01/2025	225,000	225,193
*MANHATTAN 5.000% 12/01/2032	1,000,000	1,000,130
SHAWNEE CNTY PBC 5.000% 09/01/2033 Callable @ 100.000 09/01/2032	230,000	254,716
SHAWNEE CNTY PBC 5.500% 09/01/2034 Callable @ 100.000 09/01/2032	210,000	241,649
WASHINGTON BLDG UNREF 4.000% 09/01/2028	100,000	100,035
WICHITA KS SALES TAX 4.000% 09/01/2038 Callable @ 100.000 09/01/2027	760,000	735,338
WYANDOTTE CO A 5.250% 03/01/2046 Callable @ 100.000 03/01/2034	750,000	709,163
		4,526,672
Pre-Refunded (5.7%)
*FRANKLIN SD #290 A 5.000% 09/01/2040 Callable @ 100.000 09/01/2025	3,000,000	3,037,500
SEWARD USD #480 B REF 5.000% 09/01/2029 Callable @ 100.000 09/01/2025	250,000	253,867
		3,291,367
Transportation (0.4%)
KANSAS ST DEPT OF TRA 5.000% 09/01/2035 Callable @ 100.000 09/01/2025	250,000	252,087
		252,087
Utilities (10.1%)
KS MUNI ENERGY AGY A 5.000% 04/01/2030 Callable @ 100.000 04/01/2026	250,000	256,860
KS MUNI ENERGY AGY A 5.000% 04/01/2032 Callable @ 100.000 04/01/2026	500,000	513,060
KS MUNI ENERGY AGY A 5.000% 04/01/2033 Callable @ 100.000 04/01/2026	745,000	765,160
KS MUNI ENERGY AGY A 5.000% 04/01/2038 Callable @ 100.000 04/01/2026	1,000,000	1,022,600
KS MUNI ENERGY AGY A 5.000% 04/01/2035 Callable @ 100.000 04/01/2026	300,000	307,926
KANSAS PWR A DOGWOOD 4.000% 12/01/2031 Callable @ 100.000 12/01/2025	500,000	504,540
KS PWR POOL A REV 4.000% 12/01/2041 Callable @ 100.000 12/01/2029	500,000	499,565
OLATHE STORMWATER REV 4.000% 10/01/2044 Callable @ 100.000 10/01/2032	445,000	439,260
TOPEKA REV B 4.000% 08/01/2049 Callable @ 100.000 08/01/2032	490,000	467,166
WYANDOTTE UNIF GOVT A 5.000% 09/01/2035 Callable @ 100.000 09/01/2025	500,000	505,240
WYANDOTTE UNIF GOVT B 5.000% 09/01/2028 Callable @ 100.000 09/01/2026	500,000	522,030
		5,803,407

TOTAL MUNICIPAL BONDS (COST: $58,362,239)		$57,317,840

OTHER ASSETS LESS LIABILITIES (0.5%)		$307,826

NET ASSETS (100.0%)		$57,625,666

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
#When-issued purchase as of October 31, 2024.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At October 31, 2024, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

Kansas Municipal Fund
Investments at cost	$58,362,239
Unrealized appreciation	$360,200
Unrealized depreciation	$(1,404,599)
Net unrealized appreciation (depreciation)*	$(1,044,399)

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2024:

Kansas Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$57,317,840	$0	$57,317,840
Total	$0	$57,317,840	$0	$57,317,840